EFMT DEPOSITOR LLC ABS 15G

Exhibit 99.33

ATR QM Data Fields
Loans in Report: 5

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
2043022	XXXX	Non-QM: Compliant with ATR	No	Yes
2043006	XXXX	Non-QM: Compliant with ATR	No	Yes
2042993	XXXX	Not covered/exempt	No	No
2042987	XXXX	Not covered/exempt	No	No
2042991	XXXX	Non-QM: Compliant with ATR	No	Yes
5